Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
	Year Ended December 31, 2016
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,047,909

Basic earnings per share
Income available to common stockholders		1,776,342	$1.72

Effect of dilutive securities
Stock options		17,539

Diluted earnings per share
Income available to common stockholders	$3,047,909	1,793,881	$1.70

	Year Ended December 31, 2015
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,026,123

Basic earnings per share
Income available to common stockholders		1,770,546	$1.71

Effect of dilutive securities
Stock options		13,469

Diluted earnings per share
Income available to common stockholders	$3,026,123	1,784,015	$1.70